SUPPLEMENT TO THE PROSPECTUS
                             DATED DECEMBER 24, 2003

                Provident Investment Counsel Growth Fund, Class I Provident Investment Counsel Small Cap Growth Fund, Class I
           Provident Investment Counsel Small Cap Growth Fund, Class A
                Provident Investment Counsel Twenty Fund, Class I
               Provident Investment Counsel Mid Cap Fund, Class B
                           (collectively, the "Funds")

Through January 16, 2004, PFPC, Inc. 760 Moore Road, King of Prussia, PA 19406 will serve as the Funds' transfer agent. After this date, U.S. Bancorp Fund Services will become the transfer agent as stated in the prospectus.

Purchases and sales of Fund shares should be addressed to:

Regular Mail                                  Registered/Overnight Mail
Provident Investment Counsel Funds            Provident Investment Counsel Funds
760 Moore Rd.                                 760 Moore Rd.
King of Prussia, PA 19406                     King of Prussia, PA 19406


By Wire
-------
Call: 1-800-618-7643 to set up an account and arrange a wire transfer.

After January 16, 2004, purchases and sales of Fund shares should be sent to the addresses stated in the prospectus.

For any general questions or to conduct business by telephone, please call 1-800-618-7643.

                The date of this Supplement is December 24 2003.
               Please retain this Supplement for future reference.

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              SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 24, 2003

                Provident Investment Counsel Growth Fund, Class I Provident Investment Counsel Small Cap Growth Fund, Class I
           Provident Investment Counsel Small Cap Growth Fund, Class A
                Provident Investment Counsel Twenty Fund, Class I
               Provident Investment Counsel Mid Cap Fund, Class B
                           (collectively, the "Funds")

Through December 31, 2003, PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809 will provide the Funds with fund accounting services. After this date, U.S. Bancorp Fund Services will provide these services.

Through   January  2,  2004,  PFPC  Trust  Company,   8800  Tinicum   Boulevard,
Philadelphia, Pennsylvania, 19153 will serve as the Funds' custodian. After this date, U.S. Bank, N.A. will become custodian as stated in the prospectus.

                The date of this Supplement is December 24 2003.
               Please retain this Supplement for future reference.